September 28, 2018
ATTORNEYS AT LAW
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MILWAUKEE, WISCONSIN  53202-5306
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
114735-0101

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	EntrepreneurShares Series Trust - File Nos. 333-168040 and 811-22436

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of EntrepreneurShares Series Trust, a Delaware trust (the “Trust”), is Post-Effective Amendment (“PEA”) No. 31 and Amendment No. 34 to the Trust’s Registration Statement on Form N-1A.  The Trust is filing PEA No. 31 pursuant to Rule 485(a)(2) because the Trust is establishing a new series, the Entrepreneur Non US Small Fund (the “New Fund”).  The current prospectuses and statements of additional information for the other series of the Trust are not changed by the filing of this PEA No. 31 to the Trust’s Registration Statement.

Please call the undersigned at (414) 297‑5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Enclosures

cc: Joel Shulman

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